Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating lease cost	$ 259,954	$ 255,475
Amortization of right-of-use assets	38,667	70,667
Interest on lease liabilities	5,396	16,705
Variable rent expense	33,940	33,940
Finance lease cost	$ 78,003	$ 121,312